Information by Business Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Information by Business Segment
Information by Business Segment
13. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.

12. Information by Business Segment As a result of the sale of the Spherix Consulting subsidiary, the Company now has only one operating segment, Biospherics.